Segment Information - Additional Information (Details) - Mobile ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of operating segments [line items]
Revenue	₩ 76,581
Percentage of entity's revenue	16.50%